Derivative Financial Instruments (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) instrument	Jun. 30, 2019 USD ($) instrument	Jun. 30, 2018 USD ($) instrument	Jun. 30, 2017 USD ($)
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ 23,494	$ (2,687)	$ 936
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax		(2,126)	6,555	(13,380)
Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 4,765	4,765	1,782
Derivative Liability	(42)	(42)	(85)
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	144	144	$ 13,370
Derivative Liability	(12,895)	$ (12,895)
Derivative, Number of Ineffective Instruments Held | instrument		8	6
Notional Amount of Interest Rate Derivatives	500,000	$ 500,000
Notional value of contracts with future start date	0	0
Total current and future notional amount	$ 500,000	$ 500,000
Derivative, Number of Instruments Held | instrument	9	9
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ (721)	$ 255	273
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months		$ 2,067
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax				2,287
Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, Number of Instruments Held | instrument	655	655
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ 24,215	(2,942)	663
Derivative, Underlying Basis	Various
Derivative, Notional Amount	$ 654,721	654,721
Currency Swap [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	15,268	15,268	9,202
Derivative Liability	(2,486)	(2,486)	(14,201)
Derivative Instruments in Hedges, Net Investment in Foreign Operations, Liabilities, Fair Value	$ (915)	$ (915)
Derivative, Number of Instruments Held | instrument	2	2
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months		$ 2,988
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax		(3,009)	2,976	(3,584)
Interest Expense [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax		(20,400)	8,545
Fair value, recurring measurements [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Foreign Currency Contracts, Liability, Fair Value Disclosure	$ (131)	(131)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Interest Expense [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		144	70	205
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Other Income [Member] | Currency Swap [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		5,098	(1,379)	1,621
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		(3,932)	960	1,369
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Income (loss) before taxes [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		5,242	(1,309)	1,826
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Income Taxes [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net				(457)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Income Taxes [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		(1,310)	349
Cash Flow Hedging [Member] | Currency Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 124,808	124,808
Net Investment Hedging [Member] | Currency Swap [Member]
Derivative [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax		$ 6,557	(1,476)	(3,721)
Net Investment Hedging [Member] | Forward Contracts [Member]
Derivative [Line Items]
Derivative, Number of Instruments Held | instrument	9	9
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax		$ 14,726	(3,490)	$ (8,362)
Derivative, Notional Amount	$ 294,991	294,991
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	4,658	4,658	13,374
Derivative Asset, Fair Value, Gross Liability	0	0	(4)
Derivative Liability, Fair Value, Gross Liability	(16,207)	(16,207)	(38,735)
Derivative Liability, Fair Value, Gross Asset	0	0	0
Derivative Liability	(16,207)	(16,207)	(38,735)
Interest Rate Cash Flow Hedge Asset at Fair Value	4,658	4,658	13,370
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	144	144	13,374
Derivative Asset, Fair Value, Gross Liability	0	0	(4)
Derivative Liability, Fair Value, Gross Liability	(12,895)	(12,895)	0
Derivative Liability, Fair Value, Gross Asset	0	0	0
Interest Rate Cash Flow Hedge Liability at Fair Value	(12,895)	(12,895)	0
Interest Rate Cash Flow Hedge Asset at Fair Value	144	144	13,370
Designated as Hedging Instrument [Member] | Currency Swap [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	(915)	(915)	(10,659)
Derivative Liability, Fair Value, Gross Asset	0	0	0
Derivative Instruments in Hedges, Net Investment in Foreign Operations, Liabilities, Fair Value			(10,659)
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Currency Swap [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability			(14,689)
Derivative Liability, Fair Value, Gross Asset			0
Derivative Instruments in Hedges, Net Investment in Foreign Operations, Liabilities, Fair Value			(14,689)
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Forward Contracts [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	4,514	4,514
Derivative Asset, Fair Value, Gross Liability	0	0
Derivative Liability, Fair Value, Gross Liability	(2,397)	(2,397)	(13,387)
Derivative Liability, Fair Value, Gross Asset	0	0	0
Derivative Instruments in Hedges, Net Investment in Foreign Operations, Liabilities, Fair Value	(2,397)	(2,397)	(13,387)
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	16,658	16,658	12,215
Derivative Asset, Fair Value, Gross Liability	(1,139)	(1,139)	1,231
Derivative Liability, Fair Value, Gross Liability	(169)	(169)	(1,165)
Derivative Liability, Fair Value, Gross Asset	38	38	266
Derivative Liability			(899)
Derivative Asset	15,519	15,519	10,984
Not Designated as Hedging Instrument [Member] | Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	4,793	4,793	1,782
Derivative Asset, Fair Value, Gross Liability	28	28	0
Derivative Liability, Fair Value, Gross Liability	(42)	(42)	(85)
Derivative Liability, Fair Value, Gross Asset	0	0	0
Derivative Liability	(42)	(42)	(85)
Foreign Currency Contract, Asset, Fair Value Disclosure	4,765	4,765	1,782
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	11,865	11,865	10,433
Derivative Asset, Fair Value, Gross Liability	(1,111)	(1,111)	1,231
Derivative Liability, Fair Value, Gross Liability	(127)	(127)	(1,080)
Derivative Liability, Fair Value, Gross Asset	38	38	266
Derivative, Net Liability Position, Aggregate Fair Value			(814)
Foreign Currency Contract, Asset, Fair Value Disclosure	10,754	10,754	$ 9,202
Foreign Currency Contracts, Liability, Fair Value Disclosure	$ (89)	$ (89)
Minimum [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Maturity Date		Jun. 30, 2019
Minimum [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, Maturity Date		Jun. 28, 2019
Minimum [Member] | Currency Swap [Member]
Derivative [Line Items]
Derivative, Maturity Date		Apr. 01, 2019
Maximum [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Maturity Date		Dec. 31, 2025
Maximum [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, Maturity Date		Apr. 16, 2024
Maximum [Member] | Currency Swap [Member]
Derivative [Line Items]
Derivative, Maturity Date		Jun. 30, 2019